Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(20)	Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  The Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%  under the new Enterprise Income Tax Law (the “new EIT law”), except for the followings.

•	In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013. In 2014, Tianwei Yingli renewed its HNTE qualification again, which extended its entitlement to the preferential income tax rate of 15% to 2016.

•
Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2011 to 2013. In 2014, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2014 to 2016.

•
In 2011, Hainan Yingli was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Hainan Yingli is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Hainan Yingli elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Hainan Yingli is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

•
In 2013, Yingli Tianjin, Yingli Lixian and Yingli Hengshui were recognized by the Chinese government as HNTE under the new EIT law and its relevant regulations, which entitled them to the preferential income tax rate of 15% from 2013 to 2015.

Subject to reapplication or renewal, Tianwei Yingli, Yingli China, Hainan Yingli, Yingli Tianjin, Yingli Lixian and Yingli Hengshui’s HNTE status will enable them to continue to enjoy the preferential income tax rate.  Management believes that these subsidiaries meet all the criteria for the reapplication of HNTE status.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

•
Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy South East Europe GmbH (formerly known as Yingli Green Energy Greece Sales GmbH) (“Yingli South East Europe”), are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes.  In addition, Yingli Europe and Yingli South East Europe are subject to a trade income tax rate of 17.15% and 12.775%, respectively. The aggregate statutory income tax rate in Yingli Europe and Yingli South East Europe are 32.975% and 28.6%, respectively.

•
Yingli Green Energy Americas, INC (“Yingli U.S.”), is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.6%, resulting in an aggregate income tax rate of 38.4%.

The components of profit/(loss) before income taxes for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Cayman Islands	(220,079)	(319,552)	(121,803)	(18,803)
PRC	(1,868,948)	(884,440)	(4,974,084)	(767,866)
U.S.	56,678	28,700	22,543	3,480
Other foreign countries	8,476	(136,320)	(94,301)	(14,558)
Total loss before income taxes	(2,023,873)	(1,311,612)	(5,167,645)	(797,747)

Income tax expense/(benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Current tax expense:
PRC	49,655	67,776	11,764	1,816
U.S.	77	22,536	9,367	1,446
Other foreign countries	11,909	387	14,155	2,185
Total current income tax expense	61,641	90,699	35,286	5,447
Deferred income tax expense/(benefit):
PRC	(19,679)	(7,500)	695,702	107,398
U.S.	—	(2,922)	203	31
Other foreign countries	(10,937)	9,446	—	—
Sub-total	(30,616)	(976)	695,905	107,429
Total income tax expense/(benefit)	31,025	89,723	731,191	112,876

Reconciliation between the provisions for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2013	2014	2015
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	6.85%	4.48%	10.07%
Tax rate differential for non-PRC entities	2.84%	7.19%	2.18%
Tax rate change	0.64%	0.00%	0.00%
Tax holiday	(0.79)%	(0.08)%	0.50%
Research and development tax credit	(1.04)%	(2.03)%	(0.39)%
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.08%	0.17%	0.29%
Share based compensation	0.20%	0.67%	0.06%
Entertainment expenses	0.10%	0.10%	0.02%
Change in valuation allowance	17.44%	15.88%	25.50%
Dividend withholding tax	0.10%	(0.04)%	(0.00)%
Others*	0.12%	5.50%	0.92%
Actual income tax expense/(benefit)	1.54%	6.84%	14.15%

*For the year ended December 31, 2014, the Company recorded an out of period adjustment to increase income tax expense that is immaterial to the current and prior years in the amount of RMB  34,352.

The following table sets forth the effect of preferential tax on China operations, including PRC tax holiday for the year ended December 31, 2013 and PRC tax rate differential, preferential rate and Tax holiday for the year ended December 31 2014 and 2015, respectively:

		Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Tax holiday effect ((increase)/decrease)	(15,030)	(12,483)	-	-
Basic net loss per share effect ((increase)/decrease)	(0.10)	(0.07)	-	-
Diluted net loss per share effect ((increase)/decrease)	(0.10)	(0.07)	-	-

The income tax recoverable was RMB 49,384 and RMB  8,270 (US$ 1,277) as of December 31, 2014 and 2015, which were prepaid expenses and other current assets in the Consolidated Balance Sheets, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2014	2015
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	61,282	196,843	30,387
Inventories	6,491	10,488	1,619
Employee benefits	18,950	21,071	3,253
Accrued warranty	111,805	118,532	18,298
Property, plant and equipment and fixed asset related subsidies	666,472	1,178,084	181,865
Net operating loss carryforwards	950,613	948,715	146,456
Investment loss	6,946	9,234	1,425
Provision for inventory purchase commitment	199,782	211,437	32,640
Total gross deferred income tax assets	2,022,341	2,694,404	415,943
Valuation allowance	(1,311,342)	(2,691,684)	(415,523)
Net deferred income tax assets	710,999	2,720	420
Gross deferred income tax liabilities:
Property, plant and equipment	(32,250)	—	—
Intangible assets	(8,804)	(8,804)	(1,359)
Withholding income tax	(4,301)	(4,093)	(632)
Total gross deferred income tax liabilities	(45,355)	(12,897)	(1,991)

Net deferred income tax assets/(liabilities)	665,644	(10,177)	(1,571)

	Year ended December 31,
	2014	2015
	RMB	RMB	US$

Current deferred income tax assets	465,961	—	—
Non-current deferred income tax assets	212,788	2,720	420
Current deferred income tax liabilities	(4,301)	(4,093)	(632)
Non-current deferred income tax liabilities, included in other liabilities	(8,804)	(8,804)	(1,359)
Net deferred income tax assets/(liabilities)	665,644	(10,177)	(1,571)

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 5,190,539 (US$ 801,281) as of December 31, 2015, of which RMB 550,004, RMB 1,547,167, RMB 1,206,489, RMB 637,990 and RMB 1,248,889 will expire if unused by December 31, 2016, 2017, 2018, 2019 and 2020, respectively.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Balance at the beginning of the year	822,010	1,174,988	1,311,342	202,436
Additions of valuation allowance	474,397	159,355	1,409,078	217,523
Reduction of valuation allowance	(121,419)	(23,001)	(28,736)	(4,436)
Balance at the end of the year	1,174,988	1,311,342	2,691,684	415,523

In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2014, the Company recognized net deferred income tax assets of RMB665,644, primarily relate to the tax benefits of (i) RMB199,782 in provision for inventory purchase commitment, which expire in varying amounts upon the settlement of the contingency on the long term purchase commitment provision with the major polysilicon suppliers; (ii) RMB428,790 in impairment of property, plant and equipment and gross tax loss carry forwards, which expire in various amounts between 2015 and 2019. For the year ended December 31, 2015, with the successful disposal of land use right of Fine Silicon as discussed in note (6), deferred tax assets of RMB291,829 were realized. For the remaining portion of deferred tax assets in relation to impairment of property, plant and equipment and gross tax loss carry forwards and deferred tax assets in relation to long term purchase commitment provision with the major polysilicon suppliers, a full allowance was provided due to that the Company believes it is more likely than not that the Company will be unable to generate sufficient income in the foreseeable future to utilize the remaining portion of deferred income tax assets.

As of December 31, 2015, the Company recognized net deferred income tax assets of RMB2,720 (US$ 420), primarily relate to the tax benefits of depreciation of property, plant and equipment. The realization of these tax benefits is dependent on the generation of sufficient taxable income. Management believes it is more likely than not that the Company will realize the benefits of deferred income tax assets, net of the existing valuation allowances as of December 31, 2015. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As of December 31, 2015, the Company has not recognized a deferred income tax liability of RMB28,323 (US$4,372) for the undistributed earnings of RMB 283,228 (US$43,723) generated by the PRC subsidiaries as of December 31, 2015 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.  As of December 31, 2015, deferred income tax liabilities of RMB4,093(US$632) was recognized for the undistributed earnings generated by a German subsidiary.

For each of the years ended December 31, 2013, 2014 and 2015, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$  17). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years 2011 to 2015 are open to examination by the relevant tax authorities.